Note 18 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
Counterparty	SWAP Number (Nr)	Notional Amount	Period (years)	Effective Date	Interest Rate Payable	Fair Value - Liability
		December 31, 2013				December 31, 2012**	December 31, 2013
ALPHA	1	$20,000	7	March 30, 2008	10.85%	(2,785)	(1,697)

Fair Value Measurements, Nonrecurring [Table Text Block]
Items Measured at Fair Value on a Nonrecurring Basis
		Fair Value Measurements
Non – Recurring Measurements:	December 31, 2012	Quoted prices in active markets for identical assets Level 1	Significant other observable inputs Level 2	Unobservable Inputs Level 3	Gains/ (Losses)
Long-lived assets held for sale	$25,200		$25,200			$(16,978)
Long-lived assets held and used	$164,792		$164,792		$	(46,592)
Long-lived assets previously held for sale and currently held and used	$12,500		$12,500			$2,086

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of December 31, 2012		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$5,811	-	$5,811	-
As of December 31, 2013		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$1,697	-	$1,697	-

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Liability Derivatives
	December 31, 2012		December 31, 2013
Derivatives not designated as hedging instruments
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Current liabilities – Derivative financial instruments	$5,811	Current liabilities – Derivative financial instruments	$1,135	Non Current liabilities – Derivative financial instruments	$562
Total Derivatives not designated as hedging instruments		$5,811		$1,135		$562

Derivative Instruments, Gain (Loss) [Table Text Block]
		Amount of Loss/(Gain) Recognized in Statement of Comprehensive Income/ (Loss)

Derivative Instruments not designated as hedging instruments	Location of Loss/(Gain) recognized in Income on Derivative	December 31, 2011	December 31, 2012	December 31, 2013
Interest rate swaps	Loss/(Gain) on derivative financial instruments	$(2,835)	$(2,656)	$(2,313)

Total Loss/(Gain) on Derivatives		$(2,835)	$(2,656)	$(2,313)